UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10247
                                                     ---------

                             GAM Avalon Galahad, LLC
         ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              135 East 57th Street
                               New York, NY 10002
         ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Kenneth A. Dursht
                                  GAM USA Inc.
                              135 East 57th Street
                               New York, NY 10002
         ------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-407-4600
                                                            ------------

                        Date of fiscal year end: March 31
                                                 ---------

             Date of reporting period: July 1, 2004 - June 30, 2005
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005


[GRAPHIC OMITTED] PFPC
A member of The PNC Financial Services Group

REGISTRANT NAME:  GAM Avalon Galahad, LLC
INVESTMENT COMPANY ACT FILE NUMBER:  811-10247
REPORTING PERIOD:  07/01/2004 - 06/30/2005
REGISTRANT ADDRESS:  135 East 57th Street, New York, NY 10022
NAME OF SERIES (AS APPLICABLE):  _______________________________________________





------------------------------------------------------------------------------------------------------------------------------------

                                                                                              FUND'S VOTE FOR OR
 ISSUER OF   EXCHANGE                                               WHO PROPOSED   WHETHER    AGAINST PROPOSAL, OR    WHETHER VOTE
 PORTFOLIO   TICKER   CUSIP #  SHAREHOLDER    SUMMARY OF MATTER   MATTER: ISSUER  FUND CAST     ABSTAIN; FOR OR        WAS FOR OR
 SECURITY    SYMBOL            MEETING DATE       VOTED ON        / SHAREHOLDER    VOTE ON     WITHHOLD REGARDING        AGAINST
                                                                                    MATTER         ELECTION OF          MANAGEMENT
                                                                                                   DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
                                              No proxies received
                                              July 1, 2004 -
                                              June 30, 2005



*Complete for each series of the Registrant, as applicable.


                         SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant      GAM Avalon Galahad, LLC
          ----------------------------------------------------------------------




By (Signature and Title)* /s/ Burkhard Poschadel
                         -------------------------------------------------------
                          Burkhard Poschadel, Chairman
                          (Principal Executive Officer)

Date     August 25, 2005
    ----------------------------------------------------------------------------





*Print the name and title of each signing officer under his or her signature.